Fees Summary	Jan. 10, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 5,385,000
Previously Paid Amount	0.00
Total Fee Amount	824.44
Total Offset Amount	0.00
Net Fee	824.44
Narrative - Max Aggregate Offering Price	$ 5,385,000
Final Prospectus	true